Offerings - Offering: 1	Feb. 05, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 9,738,000.00
Amount of Registration Fee	$ 1,344.82
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $9,738,000. The fee of $1,344.82 was previously paid - Accession No. 0001104659-25-094553